FAIR VALUE MEASUREMENTS - Recurring Basis (Details)	May 31, 2020 USD ($)
Derivative liabilities	$ 54,316
Quoted Prices in active markets for identical assets
Derivative liabilities
Significant other observable inputs
Derivative liabilities
Unobservable inputs
Derivative liabilities	$ 54,316